Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment gross	$ 7,603	$ 7,340
Accumulated depreciation	(5,802)	(4,970)
Total property, plant and equipment from continuing operations, net	1,801	2,370
Depreciation charge from continuing operations for the year	821	1,437	$ 1,376
Machinery & equipment
Property, plant and equipment gross	4,029	3,815
Accumulated depreciation	(2,508)	(1,828)
Office equipment and furniture
Property, plant and equipment gross	2,505	2,469
Accumulated depreciation	(2,270)	(2,169)
Computer equipment and licenses
Property, plant and equipment gross	1,069	1,056
Accumulated depreciation	$ (1,024)	$ (973)